Discontinued Operations (Tables)	12 Months Ended
May 26, 2013
Discontinued Operations and Disposal Groups [Abstract]
Gain (Loss) From Discontinued Operations Recorded In Consolidated Statements Of Earnings
For fiscal 2013, 2012 and 2011, all gains and losses on disposition, impairment charges and disposal costs related to the closure and disposition of Smokey Bones and Rocky River Grillhouse restaurants and closure of nine Bahama Breeze restaurants in fiscal 2007 and 2008 have been aggregated to a single caption entitled losses from discontinued operations, net of tax benefit in our consolidated statements of earnings and are comprised of the following:

(in millions)	Fiscal Year
	2013	2012	2011
Sales	$—	$—	$—
Losses before income taxes	(1.1)	(1.7)	(3.9)
Income tax benefit	0.4	0.7	1.5
Net losses from discontinued operations	$(0.7)	$(1.0)	$(2.4)